Borrowings - Additional information (Details) ¥ in Thousands				6 Months Ended	12 Months Ended
	Sep. 30, 2024 JPY (¥)	May 31, 2024 JPY (¥)	Mar. 29, 2024 JPY (¥)	Jun. 30, 2024 JPY (¥) loan	Dec. 31, 2023 JPY (¥) loan item	Aug. 07, 2024 JPY (¥)	Aug. 07, 2023 JPY (¥)
Debt Instrument [Line Items]
Long-term debt				¥ 1,104,197	¥ 1,151,217
Credit facility					¥ 200,000
Interest rate			1.20%
Short-term loan refinanced			¥ 200,000
Number of loan agreements containing financial covenants | loan				0	0
Subsequent Event
Debt Instrument [Line Items]
Credit facility						¥ 200,000	¥ 200,000
Interest rate		1.475%
Short-term loan refinanced	¥ 300,000	¥ 200,000	¥ 300,000
Kouji Eguchi
Debt Instrument [Line Items]
Number of loans guaranteed | loan				5	5
Long-term debt				¥ 208,916	¥ 213,782
Kouji Eguchi | Class A Common
Debt Instrument [Line Items]
Ownership percentage					100.00%
Kazuyoshi Takahashi
Debt Instrument [Line Items]
Number of loans guaranteed | loan				3	2
Long-term debt				¥ 47,831	¥ 56,407
Number of banks				2	3
Common stock | Kouji Eguchi
Debt Instrument [Line Items]
Ownership percentage				38.61%	38.61%